UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22460

Morgan Creek Global Equity Long/Short Fund
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517
(Address of principal executive offices) (Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code		(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

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Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Registrant invests substantially all of its assets in Global Equity Long/Short Master Fund (CIK 0001499859, Investment Company Act file number 811-22459, the “Master Fund”). As of December 31, 2011, the Registrant invested $90,734 in the Master Fund, representing 90.54% of the Registrant’s net assets (offset by approximately 9.46% of net liabilities and other assets), and representing 0.13% of the Master Fund’s net assets. The Master Fund has included a schedule of investments as of December 31, 2011, in its filing on Form N-Q made with the Securities and Exchange Commission on February 24, 2012.

Notes to Schedule of Investments

Portfolio Valuation

Morgan Creek Global Equity Long/Short Fund (the “Fund”) is a “Feeder Fund” in a “Master-Feeder” structure whereby Feeder Fund invests substantially all of its assets in the Master Fund. The Feeder Fund’s investment in the Master Fund would be considered Level 3 as defined under fair valuation accounting standards. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s Schedule of Investments. The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund’s proportionate interest in the net assets of the Master Fund.

The following is a summary of the inputs used as of December 31, 2011 in valuing the investment in Master Fund carried at fair value:

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total

Investment in Master Fund	$-	$-	$90,734	$90,734

The following is a reconciliation of investment in Master Fund for which significant unobservable inputs (level 3) were used in determining fair value:

Investment in Master Fund
Balance as of October 3, 2011
(Commencement of Operations)	$-
Net realized gains (losses)	(801)
Net change in unrealized appreciation (depreciation)	1,241
Purchases of investment in Master Fund	100,000
Sales of investment in Master Fund	(9,706)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of December 31, 2011	$90,734

Net change in unrealized appreciation (depreciation)
on Level 3 investment still held as of December 31, 2011	$1,241

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Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Global Equity Long/Short Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	February 24, 2012

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 24, 2012

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